Trade Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	R$ 13,764,240	R$ 12,758,551
(-) Adjustment to present value	(194,190)	(166,123)
Trade and accounts payable, net	13,570,050	12,592,428
Current	13,558,284	12,592,006
Non-current	11,766	422
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	10,888,870	10,575,915
Related parties	36,380	21,482
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	2,833,403	2,157,491
Related parties	R$ 5,587	R$ 3,663